INCOME TAX (Tables)	12 Months Ended
Jul. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	2024	2023
Current:
Federal	$—	$—
Deferred taxes (benefit):
Federal	(90,000)	(33,000)
State	(47,000)	(29,000)
Income tax provision (benefit)	$(137,000)	$(62,000)

Schedule of federal statutory tax rate to pre-tax income
	2024	2023
Loss before income taxes	$(543,568)	$(144,964)
Other-net	(15,521)	(26,852)
Adjusted pre-tax loss	$(559,089)	$(171,816)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(117,409)	$(36,081)
State deferred income taxes (benefit)	(47,000)	(29,000)
Other-net	27,409	3,081
Income tax provision (benefit)	$(137,000)	$(62,000)

Schedule of deferred tax assets and liabilities
	2024		2023
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Rental income received in advance	$180,818	$—	$150,864	$—
Operating lease liabilities	7,005,732	—	7,338,553	—
Federal net operating loss carryforward	2,136,250	—	1,929,890	—
State net operating loss carryforward	954,564	—	829,669	—
Unbilled receivables	—	839,286	—	729,375
Property and equipment	—	5,569,384	—	5,065,135
Unrealized loss on marketable securities	—	—	—	221,521
Operating lease right-of-use assets	—	7,990,330	—	8,556,969
Other	28,636	—	94,024	—
	$10,306,000	$14,399,000	$10,343,000	$14,573,000
Net deferred tax liability		$4,093,000		$4,230,000

Schedule of components of the deferred tax provision (benefit)
	2024	2023
Book depreciation exceeding tax depreciation	$504,386	$14,000
Reserve for bad debts	61,355	35,255
Lease expense per book in excess of cash paid	(233,818)	(301,218)
Federal net operating loss carryforward	(206,360)	189,665
State net operating loss carryforward	(124,894)	(18,725)
Rental income received in advance	(29,954)	14,120
Unbilled receivables	109,911	106,158
Other	(217,626)	(101,255)
	$(137,000)	$(62,000)